Investments (Tables)	Nov. 18, 2019
Equity and Fixed Income Securities, Insurance Contracts and Cash Equivalents in Decommissioning Trust Funds	Dominion Energy’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Fair Value

(millions)
June 30, 2019
Equity securities: (1)
U.S.	$1,776	$2,120	$(21)		$3,875
Fixed income securities: (2)
Corporate debt instruments	474	27	(1)		500
Government securities	1,073	41	(2)		1,112
Common/collective trust funds	63	—	—		63
Insurance contracts	206	—	—		206
Cash equivalents and other (3)	11	—	—		11

Total	$3,603	$2,188	$(24)	(4)	$5,767

December 31, 2018
Equity securities: (1)
U.S.	$1,741	$1,640	$(51)		$3,330
Fixed income securities: (2)
Corporate debt instruments	435	5	(9)		431
Government securities	1,092	17	(12)		1,097
Common/collective trust funds	76	—	—		76
Cash equivalents and other	4	—	—		4

Total	$3,348	$1,662	$(72)	(4)	$4,938

(1)	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability.
(2)	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability .
(3)	Includes pending sales of securities of $ 3 million at June 30, 2019 .
(4)	The fair value of securities in an unrealized loss position was $ 208 million and $ 833 million at June 30, 2019 and December 31, 2018, respectively.

Unrealized Gain Loss on Equity
The portion of unrealized gains and losses that relates to equity securities held within Dominion Energy’s nuclear decommissioning trusts is summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

(millions)
Net gains recognized during the period	$156	$89	$570	$24
Less: Net gains recognized during the period on securities sold during the period	(25)	(16)	(44)	(35)

Unrealized gains (losses) recognized during the period on securities still held at June 30, 2019 and 2018 (1)	$131	$73	$526	$(11)

(1)	Included in other income and the nuclear decommissioning trust regulatory liability.

Investments Classified by Contractual Maturity Date
The fair value of Dominion Energy’s fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at June 30, 2019 by contractual maturity is as follows:

Amount

(millions)
Due in one year or less	$203
Due after one year through five years	397
Due after five years through ten years	387
Due after ten years	688

Total	$1,675

Marketable Securities
Presented below is selected information regarding Dominion Energy’s equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

(millions)

Proceeds from sales	$376	$425	$882	$844

Realized gains (1)	56	36	99	72

Realized losses (1)	27	23	50	42
(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.

Virginia Electric and Power Company
Equity and Fixed Income Securities, Insurance Contracts and Cash Equivalents in Decommissioning Trust Funds	Virginia Power’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Fair Value

(millions)

June 30, 2019

Equity securities: (1)

U.S.	$888	$981	$(11)		$1,858

Fixed income securities: (2)

Corporate debt instruments	244	13	—		257

Government securities	500	18	(1)		517

Common/collective trust funds	47	—	—		47

Cash equivalents and other (3)	3	—	—		3

Total	$1,682	$1,012	$(12	) (4)	$2,682

December 31, 2018

Equity securities: (1)

U.S.	$858	$751	$(24)		$1,585

Fixed income securities: (2)

Corporate debt instruments	224	2	(5)		221

Government securities	504	7	(5)		506

Common/collective trust funds	51	—	—		51

Cash equivalents and other (3)	6	—	—		6

Total	$1,643	$760	$(34	) (4)	$2,369

(1)	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability.
(2)	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability .
(3)	Includes pending sales of securities of $ 3 million and $ 6 million at June 30, 2019 and December 31, 2018, respectively.
(4)	The fair value of securities in an unrealized loss position was $ 97 million and $ 404 million at June 30, 2019 and December 31, 2018, respectively.

Unrealized Gain Loss on Equity
The portion of unrealized gains and losses that relates to equity securities held within Virginia Power’s nuclear decommissioning trusts is summarized below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

(millions)

Net gains recognized during the period	$70	$44	$256	$12

Less: Net gains recognized during the period on securities sold during the period	(7)	(8)	(8)	(23)

Unrealized gains (losses) recognized during the period on securities still held at June 30, 2019 and 2018 (1)	$63	$36	$248	$(11)

(1)	Included in other income and the nuclear decommissioning trust regulatory liability.

Investments Classified by Contractual Maturity Date
The fair value of Virginia Power’s fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at June 30, 2019 by contractual maturity is as follows:

Amount

(millions)

Due in one year or less	$98

Due after one year through five years	154

Due after five years through ten years	212

Due after ten years	357

Total	$821

Marketable Securities
Presented below is selected information regarding Virginia Power’s equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

(millions)

Proceeds from sales	$194	$196	$447	$414

Realized gains (1)	15	15	25	33

Realized losses (1)	3	7	12	12
(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.